RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balances with related parties:
Other accounts payable and accrued expenses (Note 5)	$ 4	$ 10
Amounts charged by related parties:
Cost of revenues	47	44	$ 37
Operating expenses	116	125	148
Total amounts charged by related parties	$ 163	$ 169	$ 185